Accounts Payable	6 Months Ended
Dec. 31, 2022
Accounts Payable [abstract]
Accounts Payable

Note 10. Accounts Payable

	As of December 31, 2022	As of June 30, 2022
Transaction expenses payable	(7,501,301)	—
Accounts payable with related parties	(608,293)	(385,508)
Accruals	(468,908)	(676,578)
Other accounts payable	(195,424)	(164,127)
Accounts payable	$(8,773,926)	$(1,226,213)